DEAN WITTER BALANCED GROWTH FUND      Two World Trade Center, New York, New York
                                      10048

LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

The economy started 1997 off nicely with employment expanding, income climbing and consumer confidence rising. Concern over inflation, however, was heightened when the Federal Reserve Board chairman hinted that a preemptive move against rising pressure on prices might be necessary. This concern permeated the bond markets during January and February, resulting in lackluster performance.

As anticipated, the central bank voted to raise the federal-funds rate by 25 basis points, at its March 25, 1997, meeting. Although this move initially sent stocks and bonds lower, many economists applauded the Fed's action, which was viewed as a strike against any increase in inflation before it could occur, thus prolonging the current economic expansion. By the end of March, the 30-year U.S. Treasury bond rose above the important 7 percent level for the first time since September 1996.

While it first appeared as if the Federal Reserve was poised for a number of further rate increases, a slight cooling of economic data and subdued inflation during the second quarter, as well as progress toward a balanced budget agreement, have argued against a quick succession of tightening moves. As a result, interest rates actually declined during the second quarter of 1997.

Although the current inflation environment remains favorable, members of the Federal Open Market Committee have voiced concerns regarding the continuing strength in employment and the probable rise of inflationary pressures in the near future.

PERFORMANCE AND PORTFOLIO

As of July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 (other than shares which were acquired in exchange for shares of Dean Witter Funds offered with a front-end sales charge or a contingent deferred sales charge (CDSC) and shares acquired through the reinvestment of dividends and distributions) have

DEAN WITTER BALANCED GROWTH FUND
been designated Class C shares. Shares held prior to July 28, 1997, which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through the reinvestment of dividends and distributions, have been designated Class A shares, and shares held prior to July 28, 1997, which were acquired in exchange for shares of Dean Witter Funds sold with a CDSC, including shares acquired through the reinvestment of dividends and distributions, have been designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the six-month period ended July 31, 1997, the Fund's Class C shares produced a total return of 16.68 percent compared to 22.50 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500), 5.76 percent for the Lehman Brothers Government/Corporate Bond Index and 14.03 percent for the Lipper Balanced Funds Index. The Fund has performed particularly well when compared to its Lipper peer group: For the one-year period ended July 31, 1997, the Fund is in the top 32 percent of the Lipper Balanced Funds category and since inception (March 28, 1995), it is in the top 21 percent. During the period under review, the Fund's net assets grew from $119.4 million to $172.3 million.

The Fund's asset mix during the period was 65 percent equities and 35 percent fixed income. In the equity portion of the portfolio, two positions were initiated -- Unicom Corp and Gallaher Group PLC -- and one -- Pacific Gas & Electric -- eliminated.

The fixed-income portion of the Fund was invested as follows: 72 percent mortgage-backed securities, 19 percent U.S. Treasuries, 6 percent U.S. agency obligations and 3 percent money market instruments. During the period under review, as cash flows permitted we purchased current coupon mortgages at attractive prices, enhancing the Fund's prospects for higher total returns. During this time, mortgage-backed securities continued to outperform comparable-maturity treasuries.

LOOKING AHEAD

We believe that the current environment of low inflation combined with strong corporate profits should continue for the foreseeable future and will provide a favorable environment for the Fund. We appreciate your ongoing support of Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER BALANCED GROWTH FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of shareholders of Dean Witter Balanced Growth Fund was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

        For.....................................................................   4,703,012
        Against.................................................................     183,166
        Abstain.................................................................     626,957

(2) ELECTION OF TRUSTEES:

Michael Bozic                               John R. Haire                             Michael E. Nugent

For...................   5,081,682          For...................   5,083,609        For...................   5,112,974
Withheld..............     431,453          Withheld..............     429,526        Withheld..............     400,161

Charles A. Fiumefreddo                      Wayne E. Hedien                           Philip J. Purcell

For...................   5,080,981          For...................   5,111,693        For...................   5,087,321
Withheld..............     432,154          Withheld..............     401,442        Withheld..............     425,814

Edwin J. Garn                               Dr. Manuel H. Johnson                     John L. Schroeder

For...................   5,111,136          For...................   5,112,742        For...................   5,110,102
Withheld..............     401,999          Withheld..............     400,393        Withheld..............     403,033


(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

        For.....................................................................   4,585,824
        Against.................................................................     198,642
        Abstain.................................................................     728,669

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

        For.....................................................................   4,878,597
        Against.................................................................      64,780
        Abstain.................................................................     569,758

DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (65.0%)
              Aerospace & Defense (2.5%)
  77,000      Raytheon Co. ................    $  4,302,375
                                               ------------

              Aluminum (2.6%)
  51,000      Aluminum Co. of America......       4,513,500
                                               ------------

              Automotive (5.1%)
 103,500      Ford Motor Co. ..............       4,230,563
  74,800      General Motors Corp. ........       4,628,249
                                               ------------
                                                  8,858,812
                                               ------------
              Banking (5.3%)
  82,000      Banc One Corp. ..............       4,602,250
  60,400      BankAmerica Corp. ...........       4,560,200
                                               ------------
                                                  9,162,450
                                               ------------
              Beverages - Soft Drinks
               (2.7%)
 118,000      PepsiCo Inc. ................       4,520,875
                                               ------------

              Chemicals (2.6%)
  67,400      Du Pont (E.I.) de Nemours &
               Co., Inc. ..................       4,511,588
                                               ------------

              Computer Equipment (2.5%)
  41,000      International Business
               Machines Corp. .............       4,335,750
                                               ------------

              Conglomerates (2.5%)
  92,000      Tenneco, Inc. ...............       4,289,500
                                               ------------

              Drugs & Healthcare (2.5%)
  55,000      Bristol-Myers Squibb Co. ....       4,314,063
                                               ------------

              Electric - Major (2.5%)
  60,500      General Electric Co. ........       4,246,344
                                               ------------

              Foods (2.6%)
  64,000      ConAgra, Inc. ...............       4,500,000
                                               ------------

              Machinery - Agricultural
               (2.5%)
  77,000      Deere & Co. .................       4,379,375
                                               ------------

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------

              Natural Gas (2.6%)
 117,000      Enron Corp. .................    $  4,438,688
                                               ------------

              Oil - Domestic (2.7%)
  62,500      Atlantic Richfield Co. ......       4,675,781
                                               ------------

              Paper & Forest Products
               (2.7%)
  74,000      Weyerhaeuser Co. ............       4,606,500
                                               ------------

              Railroads (2.8%)
  77,000      CSX Corp. ...................       4,754,750
                                               ------------

              Retail (2.7%)
  72,000      Dayton-Hudson Corp. .........       4,653,000
                                               ------------

              Retail - Department Stores (2.7%)
  82,000      May Department Stores Co. ...       4,581,750
                                               ------------

              Steel (2.6%)
 127,000      Timken Co. ..................       4,468,812
                                               ------------

              Telecommunications (2.6%)
  91,500      Sprint Corp. ................       4,529,250
                                               ------------

              Tobacco (2.4%)
  77,500      Fortune Brands, Inc. ........       2,746,406
  77,500      Gallaher Group PLC (ADR)
               (United Kingdom)*...........       1,390,156
                                               ------------
                                                  4,136,562
                                               ------------
              Utilities - Electric (5.3%)
 130,000      General Public Utilities
               Corp. ......................       4,509,375
 206,000      Unicom Corp. ................       4,673,625
                                               ------------
                                                  9,183,000
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost $83,487,775)...  111,962,725
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT & AGENCY
               OBLIGATIONS (37.5%)
$  3,000      Federal Home Loan Banks
              0.00% due 07/02/12...........    $    958,230
              Federal National Mortgage
               Assoc.
   1,839       6.00% due
               01/01/11 - 03/01/11.........       1,800,475
     933       6.50% due
               08/01/10 - 03/01/11.........         928,100
   3,000       6.50%**.....................       2,984,064
  11,744       7.00% due
               03/01/12 - 06/01/27.........      11,792,149
   1,000       7.00%**.....................         998,125
   7,736       7.50% due
               06/01/25 - 05/01/27.........       7,861,581
   2,000       7.50%**.....................       2,032,500
     839       8.00% due
               05/01/24 - 05/01/25.........         864,868
              Government National Mortgage
               Assoc.
   3,748       7.00% due
               07/15/23 - 01/15/27.........       3,748,668
   1,000       7.00%**.....................         997,500
   9,775       7.50% due
               06/15/24 - 06/15/27.........       9,946,426
   3,817       8.00% due
               04/15/26 - 08/15/26.........       3,941,413
   5,500      Resolution Funding Corp.
               Coupon Strips
               0.00% due
               04/15/04 - 01/15/08.........       3,235,885
   1,500      U.S. Treasury Coupon Strip
               0.00% due 11/15/04..........         970,170
   4,000      U.S. Treasury Strip
               0.00% due
               11/15/06 - 02/15/07.........       2,681,010
              U.S. Treasury Notes
   1,000       5.875% due 06/30/00.........       1,002,650
   5,000       6.00% due 08/31/97..........       5,000,200
   1,000       6.25% due 01/31/02..........       1,014,000
   1,000       6.375% due 03/31/01.........       1,017,140
     500       6.875% due 03/31/00.........         513,425
     400       7.125% due 02/29/00.........         412,840
                                               ------------

              TOTAL U.S. GOVERNMENT &
               AGENCY OBLIGATIONS
               (Identified Cost
               $63,785,995)................      64,701,419
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------

              SHORT-TERM INVESTMENT (1.0%)
              REPURCHASE AGREEMENT
$  1,667      The Bank of New York 5.75%
               due 08/01/97 (dated
               07/31/97; proceeds
               $1,667,216) (a)
               (Identified Cost
               $1,666,950).................    $  1,666,950
                                               ------------
                                                178,331,094
TOTAL INVESTMENTS
(Identified Cost $148,940,721)
(b)................................  103.5%


LIABILITIES IN EXCESS OF
OTHER ASSETS......................    (3.5)      (6,008,630)
                                     -----     ------------


NET ASSETS.........................  100.0%    $172,322,464
                                     =====     ============


---------------------

ADR    American Depository Receipt.
 *     Non-income producing security.
 **    Security was purchased on a forward commitment
       basis with an approximate principal amount and no
       definite maturity date; the actual principal
       amount and maturity date will be determined upon
       settlement.
(a)    Collateralized by $391,631 Federal Home Loan
       Banks 6.685% due 08/05/97 valued at $399,136,
       $176,793 U.S. Treasury Bill 0.00% due 06/25/98
       valued at $168,521, $500,000 U.S. Treasury Note
       7.875% due 11/15/04 valued at $562,067 and
       $550,000 U.S. Treasury Note 6.25% due 08/31/00
       valued at $570,565.
(b)    The aggregate cost for federal income tax
       purposes approximates identified cost. The
       aggregate gross unrealized appreciation is
       $29,521,298 and the aggregate gross unrealized
       depreciation is $130,925, resulting in net
       unrealized appreciation of $29,390,373.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $148,940,721)..........    $178,331,094
Receivable for:
   Investments sold......................         882,039
   Shares of beneficial interest sold....         658,260
   Interest..............................         440,497
   Dividends.............................         258,750
Deferred organizational expenses.........          90,273
Prepaid expenses and other assets........          63,058
                                             ------------
   TOTAL ASSETS..........................     180,723,971
                                             ------------
LIABILITIES:
Payable for:
   Investments purchased.................       7,990,483
   Shares of beneficial interest
    repurchased..........................         144,967
   Plan of distribution fee..............         140,115
   Investment management fee.............          84,074
Accrued expenses and other payables......          41,868
                                             ------------
   TOTAL LIABILITIES.....................       8,401,507
                                             ------------
   NET ASSETS............................    $172,322,464
                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................    $139,897,958
Net unrealized appreciation..............      29,390,373
Accumulated undistributed net investment
 income..................................         424,929
Accumulated undistributed net realized
 gain....................................       2,609,204
                                             ------------
   NET ASSETS............................    $172,322,464
                                             ============
CLASS A SHARES:
Net Assets...............................        $195,923
Shares Outstanding (unlimited authorized,
 $.01 par value).........................          13,122
                                                   $14.93
   NET ASSET VALUE PER SHARE.............    ============
   MAXIMUM OFFERING PRICE PER SHARE
    (net asset value plus 5.54% of net
    asset value).........................          $15.76
CLASS B SHARES:
Net Assets...............................     $64,147,486
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       4,296,460
                                                   $14.93
   NET ASSET VALUE PER SHARE.............    ============
CLASS C SHARES:
Net Assets...............................    $107,968,874
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       7,234,358
                                                   $14.92
   NET ASSET VALUE PER SHARE.............    ============
CLASS D SHARES:
Net Assets...............................         $10,181
Shares Outstanding (unlimited authorized,
 $.01 par value).........................             682
                                                   $14.93
   NET ASSET VALUE PER SHARE.............    ============
STATEMENT OF OPERATIONS
For the six months ended July 31, 1997*
 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest.................................    $  1,697,905
Dividends................................       1,183,848
                                             ------------
   TOTAL INCOME..........................       2,881,753
                                             ------------
EXPENSES
Plan of distribution fee (Class B
 shares).................................           3,507
Plan of distribution fee (Class C
 shares).................................         672,941
Investment management fee................         410,981
Transfer agent fees and expenses.........          60,554
Registration fees........................          52,723
Professional fees........................          33,108
Shareholder reports and notices..........          21,178
Organizational expenses..................          16,846
Custodian fees...........................           8,787
Trustees' fees and expenses..............           6,697
Other....................................           1,992
                                             ------------
   TOTAL EXPENSES........................       1,289,314
                                             ------------
   NET INVESTMENT INCOME.................       1,592,439
                                             ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain........................       2,627,502
Net change in unrealized appreciation....      18,806,089
                                             ------------
   NET GAIN..............................      21,433,591
                                             ------------
NET INCREASE.............................    $ 23,026,030
                                             ============

---------------------

* Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            JULY 31,            ENDED
                                                             1997*         JANUARY 31, 1997
-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.................................   $  1,592,439        $  1,873,391
Net realized gain.....................................      2,627,502           2,814,299
Net change in unrealized appreciation.................     18,806,089           6,423,885
                                                         ------------        ------------

    NET INCREASE......................................     23,026,030          11,111,575
                                                         ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
  Class C shares......................................     (1,425,847)         (1,821,421)

Net realized gain
  Class C shares......................................     (1,089,898)         (1,797,082)
                                                         ------------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.................     (2,515,745)         (3,618,503)
                                                         ------------        ------------

Net increase from transactions in shares of beneficial
interest..............................................     32,396,192          64,326,927
                                                         ------------        ------------

    NET INCREASE......................................     52,906,477          71,819,999

NET ASSETS:
Beginning of period...................................    119,415,987          47,595,988
                                                         ------------        ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $424,929 and $258,337, respectively)..............   $172,322,464        $119,415,987
                                                         ============        ============

---------------------

* Class A, Class B and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Balanced Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and the Fund commenced operations on March 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Dean Witter InterCapital Inc. serves as Investment Manager ("Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated as Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on

DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000 of which approximately $141,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares,

DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $51,938,659 and $12,571,569 respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $19,716,065 and $3,602,290, respectively.

For the six months ended July 31, 1997, the Fund incurred brokerage commissions of $18,310 with DWR for portfolio transactions executed on behalf of the Fund. At July 31, 1997, the Fund's receivable

DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

for investments sold and payable for investments purchased included unsettled trades with DWR of $325,278 and $758,652, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1997 the Fund had transfer agent fees and expenses payable of approximately $675.

5. SHARES OF BENEFICIAL INTEREST +

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE SIX
                                                                         MONTHS ENDED
                                                                         JULY 31, 1997                      FOR THE YEAR
                                                                  ---------------------------                   ENDED
                                                                                                          JANUARY 31, 1997
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
CLASS A SHARES*
Sold..........................................................           760     $     11,154                --               --
                                                                  ----------     ------------        ----------     ------------
CLASS B SHARES*
Sold..........................................................        12,112          179,703                --               --
Redeemed......................................................       (46,268)        (684,916)               --               --
                                                                  ----------     ------------        ----------     ------------
Net decrease - Class B........................................       (34,156)        (505,213)               --               --
                                                                  ----------     ------------        ----------     ------------
CLASS C SHARES
Sold..........................................................     3,645,059       48,887,333         8,783,556     $108,772,818
Reinvestment of dividends and distributions...................       161,267        2,224,442           258,244        3,243,279
Redeemed......................................................    (1,408,935)     (18,231,540)       (3,853,609)     (47,689,170)
                                                                  ----------     ------------        ----------     ------------
Net increase - Class C........................................     2,397,391       32,880,235         5,188,191       64,326,927
                                                                  ----------     ------------        ----------     ------------
CLASS D SHARES*
Sold..........................................................           682           10,016                --               --
                                                                  ----------     ------------        ----------     ------------
Net increase in Fund..........................................     2,364,677     $ 32,396,192         5,188,191     $ 64,326,927
                                                                  ==========     ============        ==========     ============

---------------------
+ On July 28, 1997, 12,362 shares representing $181,608 were transferred to
  Class A and 4,330,616 shares representing $63,616,743 were transferred to Class B.
* For the period July 28, 1997 (issue date) through July 31, 1997.

DEAN WITTER BALANCED GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE SIX                            FOR THE PERIOD
                                                                           MONTHS ENDED       FOR THE YEAR       MARCH 28, 1995*
                                                                             JULY 31,            ENDED               THROUGH
                                                                             1997***        JANUARY 31, 1997     JANUARY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................................      $  13.01           $  11.92             $  10.00
                                                                             --------           --------             --------
Net investment income..................................................          0.15               0.25                 0.31
Net realized and unrealized gain.......................................          2.00               1.33                 1.88
                                                                             --------           --------             --------
Total from investment operations.......................................          2.15               1.58                 2.19
                                                                             --------           --------             --------
Less dividends and distributions from:
   Net investment income...............................................         (0.14)             (0.27)               (0.27)**
   Net realized gain...................................................         (0.10)             (0.22)             --
                                                                             --------           --------             --------

Total dividends and distributions......................................         (0.24)             (0.49)               (0.27)
                                                                             --------           --------             --------
Net asset value, end of period.........................................      $  14.92           $  13.01             $  11.92
                                                                             ========           ========             ========
TOTAL INVESTMENT RETURN+...............................................         16.68%(1)          13.44%               22.13%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...............................................................          1.88%(2)           1.92%(3)               --%(2)(3)
Net investment income..................................................          2.28%(2)           2.31%(3)             4.25%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands................................      $107,969           $119,416              $47,596
Portfolio turnover rate................................................             9%(1)             16%                   2%(1)
Average commission rate paid...........................................       $0.0548            $0.0516              --

---------------------
 * Commencement of operations.
** Includes a capital gain distribution of $0.004.
***Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Dean Witter InterCapital Inc. serves as Investment Manager ("Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)Not annualized.
(2)Annualized.
(3)If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 2.42% and 1.83%, respectively, for the period ended January 31, 1996, and 1.95% and 2.28%, respectively, for the year ended January 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28, 1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................................................................       $  14.69
                                                                                                                      --------
Net investment income..........................................................................................           0.01
Net realized and unrealized gain...............................................................................           0.23
                                                                                                                      --------
Total from investment operations...............................................................................           0.24
                                                                                                                      --------
Net asset value, end of period.................................................................................       $  14.93
                                                                                                                      ========

TOTAL INVESTMENT RETURN+.......................................................................................           1.63%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           1.03%(2)
Net investment income..........................................................................................           7.70%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................           $196
Portfolio turnover rate........................................................................................              9%(1)
Average commission rate paid...................................................................................        $0.0548

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................................................................       $  14.69
                                                                                                                      --------
Net investment income..........................................................................................           0.01
Net realized and unrealized gain...............................................................................           0.23
                                                                                                                      --------
Total from investment operations...............................................................................           0.24
                                                                                                                      --------
Net asset value, end of period.................................................................................       $  14.93
                                                                                                                      ========

TOTAL INVESTMENT RETURN+.......................................................................................           1.63%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           1.78%(2)
Net investment income..........................................................................................           6.93%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................        $64,147
Portfolio turnover rate........................................................................................              9%(1)
Average commission rate paid...................................................................................        $0.0548

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)Not annualized.
(2)Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED GROWTH FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28, 1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period...........................................................................       $  14.69
                                                                                                                      --------

Net investment income..........................................................................................           0.01

Net realized and unrealized gain...............................................................................           0.23
                                                                                                                      --------

Total from investment operations...............................................................................           0.24
                                                                                                                      --------

Net asset value, end of period.................................................................................       $  14.93
                                                                                                                      ========

TOTAL INVESTMENT RETURN+.......................................................................................           1.63%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................................................................................           0.78%(2)

Net investment income..........................................................................................           7.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........................................................................            $10

Portfolio turnover rate........................................................................................              9%(1)

Average commission rate paid...................................................................................        $0.0548

---------------------
 *  The date the shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
BALANCED
GROWTH FUND

[PHOTO]


Semiannual Report
July 31, 1997